(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2026
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended June 30, 2024, 2025 and 2026:

	For the Year Ended June 30
	2024	2025	2026	2026
	RMB	RMB	RMB	USD (Note 2)
Net (Loss) Income	13,251,753	(62,019,599)	(2,655,549)	(391,380)

Weighted average number of ordinary share outstanding
Basic	607,356	639,728	670,247	670,247
Diluted	607,356	639,728	670,247	670,247
(Loss) earnings per share
Basic	21.82	(96.95)	(3.96)	(0.58)
Diluted	21.82	(96.95)	(3.96)	(0.58)

Schedule of Earnings Per Share	The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:
	For the Year Ended June 30,
	2024	2025	2026
IPO warrants	1,500	1,500	1,500
Over-allotment warrants	24	24	24
Convertible notes (Note 11)	—	11,296	22,120
Total	1,524	12,820	23,644